SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2015		2014		2013
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,531,381	$11.99	2,875,003	$12.02	2,709,910	$11.03
Granted	704,348	$6.73	572,533	$11.93	749,255	$11.74
Forfeited	(320,496)	$15.13	(562,787)	$17.02	(254,290)	$11.64
Exercised	(103,267)	$1.28	(353,368)	$4.18	(329,872)	$2.83

Outstanding at end of year	2,811,966	$10.70	2,531,381	$11.99	2,875,003	$12.02

Exercisable at end of year	1,646,204	$11.99	1,440,143	$11.75	1,364,620	$10.38

Vested and expected to vest	2,197,848	$11.16	1,950,116	$11.97	2,117,348	$11.65

Schedule of Stock Options Outstanding
Exercise price	Shares upon exercise of options outstanding as of December 31, 2015	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2015
		Years

$23.31-27.58	161,176	5.56	143,345
$15.20-17.07	404,229	5.57	373,760
$10.16-14.68	997,927	7.47	578,824
$5.25-9.25	892,063	5.89	237,348
$0.03-4.95	356,571	4.92	312,927

	2,811,966		1,646,204

Summary of Restricted Stock Unit Activity
	Year ended December 31,
	2015		2014
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	445,264	$12.43	14,208	$13.57
Granted	158,551	$8.52	561,873	$12.96
Vested	(159,912)	$11.22	(89,437)	$14.68
Forfeited	(84,499)	$12.57	(41,380)	$15.13

Unvested at end of year	359,404	$10.95	445,264	$12.43